Pension And Postretirement Benefits (Policy)	12 Months Ended
Dec. 31, 2017
Pension And Postretirement Benefits
Recognition of actuarial gains and losses	We recognize gains and losses on pension and postretirement plan assets and obligations immediately in our operating results.